PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Net Periodic Other Post-Employment Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Total	$ 232	$ 166	$ 249
Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	28	28	27
Past service cost - Plan amendments	(1)	(8)	6
Past service cost - Curtailments	(9)	(3)
Net interest cost	43	42	46
Actuarial gain recognized during the year	(5)	4	(11)
Total	56	55	90
Canada | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	7	7	7
Past service cost - Plan amendments	(1)	0	0
Past service cost - Curtailments	(2)	0
Net interest cost	23	23	24
Actuarial gain recognized during the year	0	0	0
Total	27	30	31
Europe | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	17	18	17
Past service cost - Plan amendments	0	(3)	(2)
Past service cost - Curtailments	(7)	(3)
Net interest cost	12	12	14
Actuarial gain recognized during the year	(5)	4	(11)
Total	17	20	40
Others | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	4	3	3
Past service cost - Plan amendments	0	(5)	8
Past service cost - Curtailments	0	0
Net interest cost	8	7	8
Actuarial gain recognized during the year	0	0	0
Total	$ 12	$ 5	$ 19